Deferred revenue (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Text Block [Abstract]
Schedule of deferred revenue
	June 30, 2021	June 30, 2020
Color World platform subscription fees collected in advance of revenue recognition	$3,596,821	$-